Inx Token Liability (Details) - Schedule of the Number of Inx Tokens that the Company has Distributed - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of The Number Of Inx Tokens That The Company Has Distributed Abstract
Total number of INX Tokens	135,570,986	133,410,776
INX Token liability	$ 54,120	$ 56,847